Document and Entity Information	18 Months Ended
Oct. 31, 2014
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 31, 2014
Trading Symbol	nmed
Entity Registrant Name	NEW MEDIA INSIGHT GROUP, INC.
Entity Central Index Key	0001493040
Current Fiscal Year End Date	--04-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY